UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06512

Name of Fund: The BlackRock Insured Municipal Term Trust Inc. (BMT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, The BlackRock Insured Municipal Term Trust Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Insured Municipal Term Trust, Inc. (BMT) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Alaska — 2.8%
City of Anchorage Alaska, GO, Refunding, Series B (NPFGC), 4.63%, 7/01/10	$6,000	$6,064,800
University of Alaska, Refunding RB, General, Series K (NPFGC), 3.75%, 10/01/10	1,260	1,279,253

		7,344,053

Arizona — 0.4%
City of Mesa Arizona, GO, Refunding, Series A (NPFGC), 3.75%, 7/01/10	1,030	1,038,343

California — 4.5%
California State Department of Water Resources, RB, Series A:
(AMBAC), 3.60%, 5/01/10	5,000	5,013,200
(NPFGC), 3.70%, 5/01/11	3,500	3,604,020
Los Angeles County Capital Asset Leasing Corp. California, Refunding RB (AMBAC), 6.05%, 12/01/10	3,065	3,163,693
State of California, GO (NPFGC), 6.80%, 11/01/10	145	145,738

		11,926,651

Colorado — 1.3%
Weld County School District No. 6 Greeley, GO, Refunding (AGM), 3.75%, 12/01/10	3,245	3,318,759

Delaware — 0.4%
Delaware River & Bay Authority, RB (NPFGC), 3.75%, 1/01/11	1,015	1,036,640

District of Columbia — 4.0%
District of Columbia, GO, Refunding, Series B (AGM), 5.50%, 6/01/11	10,000	10,560,300

Florida — 2.9%
City of Tampa Florida, Refunding RB (AGM), 5.50%, 10/01/10	2,320	2,378,162
Polk County School District, RB (AGM), 5.00%, 10/01/10	5,000	5,104,350

		7,482,512

Hawaii — 0.4%
University of Hawaii, RB, Series A (NPFGC), 3.88%, 7/15/10	1,000	1,009,280

Illinois — 6.5%
City of Chicago Illinois, GO, Refunding, Series A:
(AMBAC), 4.38%, 1/01/11	120	123,430
(AMBAC), 4.38%, 1/01/11 (a)	3,880	3,995,352

Municipal Bonds	Par (000)	Value

Illinois (concluded)
City of Chicago Illinois, GO, Refunding, Series A (concluded):
(NPFGC), 5.00%, 1/01/11	$640	$661,280
(NPFGC), 5.00%, 1/01/11 (a)	1,150	1,189,572
Du Page & Will Counties Community School District No. 204 Indian, GO (FGIC), 4.25%, 12/30/10 (a)	1,750	1,801,345
Du Page County Community Unit School District No. 205 Elmhurst, GO:
(FGIC), 4.50%, 1/01/11 (a)	315	324,661
(NPFGC), 4.50%, 1/01/11	685	705,899
Du Page County Forest Preservation District Illinois, GO, 6.02%, 11/01/10 (b)	5,000	4,984,100
Kane & Du Page Counties Community Unit School District No. 303 Illinois, GO, Series A (AGM), 4.00%, 1/01/11	2,265	2,325,294
Village of Orland Park Illinois, GO, Series A (NPFGC), 3.50%, 12/01/10	1,025	1,046,453

		17,157,386

Indiana — 4.1%
Indiana Municipal Power Agency, RB, Series A (AMBAC), 4.50%, 1/01/11	2,635	2,705,513
Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A, (NPFGC):
4.25%, 7/01/10	2,085	2,104,182
4.38%, 1/01/11	2,815	2,890,724
4.38%, 7/01/11	2,950	3,069,563

		10,769,982

Kansas — 0.4%
Kansas Development Finance Authority, RB, Public Water Supply Revolving Loan, Series 2 (AMBAC), 4.13%, 4/01/10	1,025	1,025,000

Kentucky — 4.1%
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare Inc., Series B (NPFGC), 5.46%, 10/01/10 (b)	10,890	10,752,895

Louisiana — 2.0%
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, Series A (NPFGC), 4.00%, 5/15/11 (a)	5,000	5,190,750

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BLACKROCK INSURED MUNICIPAL TERM TRUST, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Insured Municipal Term Trust, Inc. (BMT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Michigan — 1.1%
Wyandotte City School District Michigan, GO, Building & Site (AGM), 4.00%, 5/01/11	$2,810	$2,893,794

Minnesota — 0.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Series B, 5.75%, 1/01/11 (a)	590	600,060

New Jersey — 0.8%
Monmouth County Improvement Authority, RB, Governmental Loan (AGM), 3.38%, 12/01/10	1,000	1,019,850
Newark Housing Authority, RB, South Ward Police Facility (AGC), 3.50%, 12/01/10	1,000	1,018,100

		2,037,950

New Mexico — 2.1%
New Mexico Finance Authority, RB, Public Project Revolving Fund, Series A (NPFGC):
4.20%, 6/01/10	845	850,442
3.40%, 6/01/11	1,258	1,297,841
4.30%, 6/01/11	950	990,004
New Mexico State Transportation Commission, Refunding RB, Subordinate Lien Tax, Series B (AMBAC), 4.75%, 6/15/11 (a)	2,230	2,342,258

		5,480,545

New York — 3.9%
Long Island Power Authority, Refunding RB, General, Series A (AMBAC), 5.50%, 12/01/10	8,950	9,242,397
New York State Dormitory Authority, RB, Pratt Institute, Series C (AGC), 2.50%, 7/01/10	890	894,441

		10,136,838

Ohio — 0.5%
City of Akron Ohio, GO, Refunding (NPFGC), 4.00%, 12/01/10	1,000	1,022,890
Ohio State Building Authority, Refunding RB, State Facilities, Adult Correction, Series A (AGM), 5.50%, 10/01/10	150	153,871

		1,176,761

Municipal Bonds	Par (000)	Value

Oregon — 2.9%
Washington & Clackamas Counties School District No. 23 J. Tigard Oregon, GO, Washington & Clackamas Counties School District No. 23 J. Tigard Oren, GO (NPFGC):
4.00%, 6/15/10	$3,820	$3,849,529
4.00%, 6/15/11	3,720	3,876,649

		7,726,178

Pennsylvania — 0.5%
Wilson School District Pennsylvania, GO, Refunding, Second Series (AGM), 4.00%, 5/15/10	1,250	1,255,650

Rhode Island — 2.0%
Rhode Island Clean Water Finance Agency, RB, Series A (NPFGC), 6.70%, 10/01/10	105	108,004
State of Rhode Island, GO, Refunding, Consolidated Capital Development Loan, Series B (FGIC), 4.20%, 6/01/10	5,000	5,032,800

		5,140,804

Texas — 7.7%
Bexar Metropolitan Water District, Refunding RB, (AGM):
3.70%, 5/01/10	770	772,117
3.70%, 5/01/10 (a)	315	315,898
3.80%, 5/01/11	775	800,792
3.80%, 5/01/11 (a)	315	326,041
City of Houston Texas, Refunding RB, Junior Lien, Series C (AMBAC), 6.77%, 12/01/10 (b)	10,440	10,381,536
County of Harris Texas, GO, Refunding, Tax Road, Series A (AGM), 5.00%, 10/01/10	1,500	1,535,355
Dallas Area Rapid Transit, RB, Senior Lien (AMBAC), 4.30%, 12/01/10	2,000	2,052,520
Texas Municipal Power Agency, Refunding RB (NPFGC), 5.50%, 9/01/10	4,000	4,081,160

		20,265,419

Utah — 1.2%
Jordan Valley Water Conservancy District, Refunding RB, CAB, Series A (AMBAC), 6.95%, 10/01/10 (b)	3,175	3,155,124

Washington — 11.9%
Benton County School District No. 17 Kennewick Washington, GO, Refunding (AGM), 4.50%, 12/01/10	7,345	7,546,547
Chelan County School District No. 246 Wenatchee Washington, GO (AGM), 4.50%, 12/01/10	1,000	1,027,580
City of Tacoma Washington, GO (NPFGC), 4.63%, 12/01/10	1,010	1,037,937

2	BLACKROCK INSURED MUNICIPAL TERM TRUST, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Insured Municipal Term Trust, Inc. (BMT)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value

Washington (concluded)
Clark County Public Utility District No. 1, Refunding RB (AMBAC), 4.50%, 1/01/11	$3,000	$3,080,280
Clark County School District No. 114 Evergreen Washington, GO (AGM), 4.13%, 12/01/10	2,040	2,092,163
Energy Northwest, Refunding RB (NPFGC) (b):
CAB, Series B, 5.19%, 7/01/10	1,300	1,298,440
Series A, 6.52%, 7/01/10	3,745	3,736,761
Series A, 6.52%, 7/01/10 (a)	9,160	9,151,298
Whatcom County School District No. 503 Blaine Washington, GO, Refunding (AGM), 4.50%, 12/01/10	2,280	2,342,882

		31,313,888

West Virginia — 3.6%
State of West Virginia, GO, State Road (AGM), 5.50%, 6/01/10	1,040	1,049,058
West Virginia EDA, RB, Correctional, Juvenile & Public Safety Facilities, Series A (NPFGC):
4.50%, 6/01/10	3,705	3,726,489
4.50%, 6/01/11	4,420	4,584,424

		9,359,971

Wisconsin — 2.2%
City of Appleton Wisconsin, Refunding RB (FGIC), 4.38%, 1/01/11 (a)	1,045	1,076,068
State of Wisconsin, Refunding RB, Series 2 (NPFGC), 4.00%, 6/01/10	4,640	4,668,861

		5,744,929

Wyoming — 1.7%
Albany County Improvements Statutory Trust, COP (NPFGC):
4.00%, 7/15/10	1,450	1,463,369
4.00%, 1/15/11	1,480	1,515,002
4.00%, 7/15/11	1,510	1,565,477

		4,543,848

Total Long-Term Investments (Cost – $194,521,780) – 76.1%		199,444,310

Short-Term Securities	Par (000)	Value

Michigan— 6.3%
Kent Hospital Finance Authority, Refunding RB, VRDN, Spectrum Health System, Series C, 0.27%, 4/07/10 (c)	$9,000	$9,000,000
St. Joseph Hospital Finance Authority Michigan, Refunding RB, VRDN, Lakeland Hospital (FSA), 0.26%, 1/01/32 (c)	7,625	7,625,000

		16,625,000

New York — 9.1%
Long Island Power Authority, RB, VRDN, General, Series N (AGM), 0.30%, 4/07/10 (c)	12,000	12,000,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, MTA Bridges and Tunnels, Series AB (FSA), 0.30%, 4/07/10 (c)	12,000	12,000,000

		24,000,000

	Shares
Money Market Fund – 7.4%
FFI Institutional Tax-Exempt Fund, 0.25% (d)(e)	19,306,721	19,306,721

Total Short-Term Securities (Cost – $59,931,721) – 22.8%		59,931,721

Total Investments (Cost – $254,453,501*) – 98.9%		259,376,031
Other Assets Less Liabilities – 1.1%		2,873,789

Net Assets – 100.0%		$262,249,820

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$254,441,295

Gross unrealized appreciation	$4,934,736
Gross unrealized depreciation	—

Net unrealized appreciation	$4,934,736

(a)	Security is collateralized by Municipal or US Treasury obligations.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	$12,236,212	$5,655

(e)	Represents the current yield as of report date.

BLACKROCK INSURED MUNICIPAL TERM TRUST, INC.	MARCH 31, 2010	3

Schedule of Investments (concluded)	BlackRock Insured Municipal Term Trust, Inc. (BMT)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2010 in determining the fair value of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	—	$207,069,310	—	$207,069,310
Short-Term Securities	$19,306,721	33,000,000	—	52,306,721

Total	$19,306,721	$240,069,310	—	$259,376,031

[1]	See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK INSURED MUNICIPAL TERM TRUST, INC.	MARCH 31, 2010	4

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Insured Municipal Term Trust Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
The BlackRock Insured Municipal Term Trust Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
The BlackRock Insured Municipal Term Trust Inc.

Date: May 27, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Insured Municipal Term Trust Inc.

Date: May 27, 2010